INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward	$ 15,050	$ 11,015
Operating lease liabilities	28,790	18,806
Research and development expenses carryforward	40,330	33,913
Share-based compensation	42,553	28,452
Depreciation differences	489	1,296
Accrued employees costs	4,198	4,546
Tax advances	63	1,241
Other	1,573	1,635
Deferred tax assets	133,046	100,904
Valuation allowance	(96,969)	(78,790)
Deferred tax liabilities:
Unrealized gains on marketable and other equity securities	14,032	72,626
Property and equipment	1,934	1,900
Operating lease ROU assets	28,289	17,136
Acquired Intangible assets (1)	2,525	2,936
Other	4,214	319
Deferred tax liabilities	50,994	94,917
Long-term liabilities
Deferred tax liabilities:
Deferred tax liabilities	$ 14,917	$ 72,803